                                     [LOGO]

================================================================================

                                    COLONIAL

                                   GOVERNMENT

                                     MONEY

                                  MARKET FUND

================================================================================

                                 ANNUAL REPORT
                                AUGUST 31, 1995

                COLONIAL GOVERNMENT MONEY MARKET FUND HIGHLIGHTS

                      SEPTEMBER 1, 1994 - AUGUST 31, 1995

INVESTMENT OBJECTIVE: Colonial Government Money Market Fund seeks current income, consistent with capital preservation and liquidity, by investing exclusively in short-term U.S. government securities.

THE FUND IS DESIGNED TO OFFER:

  -   Steady monthly income
  -   Stable net asset value
  -   A high quality portfolio

                COLONIAL GOVERNMENT MONEY MARKET FUND PERFORMANCE

                                        CLASS A         CLASS B         CLASS D
Inception dates                         1/30/81         6/8/92          7/1/94

Distributions declared per share        $0.050          $0.040          $0.040

Seven-day yield on 8/31/95                5.23%           4.19%           4.20%

30-day yield on 8/31/95                   5.20%           4.20%           4.20%

A PORTFOLIO OF HIGH QUALITY MONEY MARKET SECURITIES*

As of 8/31/95

Your Fund's portfolio holdings represent a selection of short-term, fixed-income U.S. government and agency securities. These holdings include notes issued by the Federal National Mortgage Association (FNMA), Federal Home Loan Bank (FHLB), and Federal Home Loan Mortgage Bank (FHLMB).

                        FHLBs                      12.4
                        FNMAs                      32.3
                        FHLMCs                     13.7
                        Repurchase Agreement       41.6

*As a percent of total investments.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

           [PHOTO OF JOHN A. MCNEICE, JR. IN UPPER LEFT-HAND CORNER]

The Fund's fiscal year began with short-term interest rates moving higher, as the Federal Reserve Board sought to keep the economy from overheating. However, rates have trended lower since the beginning of 1995, and the Fed changed its policy in early July, when it cut the federal funds rate. Overall, however, short-term rates are still generally higher than they were at the start of the 12-month period. In fact, your Fund's 12-month total return was significantly higher than that of the prior fiscal year.

It now appears that the U.S. economy is coming in for the "soft landing" that has been the Federal Reserve Board's goal for the last two years. Real gross domestic product (GDP) for the first two quarters of 1995 grew at an annualized rate of 2.7% and 1.3%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994.

Faced with a declining interest rate environment, portfolio manager Ann Peterson lengthened the average maturity of the portfolio to lock in attractive yields. From the beginning to the end of the fiscal year, the average maturity of the portfolio was extended from 34 to 56 days.

Ann expects that the Fed will continue its accommodative monetary policy in the future. We will be closely monitoring the market for any signs of a change in economic growth and Fed policy, and will make appropriate changes in the portfolio as needed.

Respectfully,

/s/ John A. McNeice, Jr.
------------------------
John A. McNeice, Jr.
President
October 11, 1995

                              INVESTMENT PORTFOLIO
                         AUGUST 31, 1995 (IN THOUSANDS)

SHORT-TERM OBLIGATIONS - 103.1%
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 60.2 %
--------------------------------------------------------------------------------

                                       (UNAUDITED)
                                       ANNUALIZED
                                      YIELD AT TIME
                    MATURITY           OF PURCHASE            PAR       VALUE
--------------------------------------------------------------------------------
Federal Home Loan Bank:
                    10/02/95          5.600%                $ 5,000    $  4,976
                    10/18/95          5.600%                  5,000       4,963
                    11/08/95          5.570%                  3,000       2,968
                    02/26/96          5.480%                  5,000       4,865
                                                                       --------
                                                                         17,772
                                                                       --------
Federal Home Loan Mortgage Corp.:
                    09/25/95          5.800%                  7,000       6,973
                    11/08/95          5.590%                  3,000       2,968
                    02/05/96          5.480%                  5,000       4,880
                    02/08/96          5.510%                  5,000       4,878
                                                                       --------
                                                                         19,699
                                                                       --------
Federal National Mortgage Association:
                    09/12/95          5.780%                  5,000       4,991
                    09/27/95          5.760%                  5,000       4,979
                    10/25/95          5.650%                  5,000       4,958
                    11/01/95          5.700%                  5,000       4,952
                    11/29/95          5.550%                  7,000       6,904
                    12/12/95          5.650%                  5,000       4,920
                    02/01/96          5.480%                  5,000       4,883
                    03/01/96          5.470%                  5,000       4,862
                    03/28/96          5.490%                  5,000       4,841
                                                                       --------
                                                                         46,290
                                                                       --------

TOTAL U.S. GOVERNMENT AGENCIES (cost of $83,761)                         83,761
                                                                       --------

REPURCHASE AGREEMENTS- 42.9%
--------------------------------------------------------------------------------
Repurchase agreement with Bankers Trust
Securities Corp., dated 8/31/95, due 9/01/95
at 5.800%, collateralized by U.S. Treasury notes
maturing in 1998, market value $30,357
(repurchase proceeds $29,709)                                29,704      29,704

Repurchase agreement with Chase
Securities, Inc., dated 8/31/95, due 9/01/95
at 5.820% collateralized by U.S. Treasury bills and
notes with various maturities to 1997, market
value $30,648 (repurchase proceeds $30,005)                  30,000      30,000
                                                                       --------

                      Investment Portfolio/August 31, 1995
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS (cost of $59,704)                          $ 59,704
                                                                       --------

TOTAL SHORT-TERM OBLIGATIONS
 (cost of $143,465) (a)                                                 143,465
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - (3.1) %                                (4,313)
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                      $139,152
                                                                       --------

NOTE TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Cost for federal income tax purposes is the same.


See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
                                AUGUST 31, 1995


(in thousands except for per share amounts)
ASSETS
Investments at amortized cost                                          $ 143,465

Receivable for:
  Fund shares sold                                           $   532
  Interest                                                        10
Other                                                             14         556
                                                             -------   ---------
  Total Assets                                                           144,021

LIABILITIES
Payable for:
  Fund shares repurchased                                      4,282
  Distributions                                                  565
Accrued:
  Deferred Trustees fees                                           1
  Other                                                           21
                                                             -------
    Total Liabilities                                                      4,869
                                                                       ---------

NET ASSETS                                                             $ 139,152
                                                                       ---------

Net asset value:
Class A ($83,086/83,052)                                                   $1.00
                                                                       ---------
Class B ($55,441/55,439)                                                   $1.00 (a)
                                                                       ---------
Class D ($625/625)                                                         $1.00 (a)
                                                                       ---------

Maximum offering price per share - Class D
($1.00/0.99)                                                               $1.01
                                                                       ---------

COMPOSITION OF NET ASSETS
Capital paid in                                                        $ 139,103
Undistributed net investment income                                           36
Accumulated net realized gain                                                 13
                                                                       ---------
                                                                       $ 139,152
                                                                       ---------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1995


(in thousands)
INVESTMENT INCOME
Interest                                                                 $ 7,802

EXPENSES
Management fee                                               $   467
Service fee -  Class B                                           132
Service fee -  Class D                                             1
Distribution fee - Class B                                       396
Distribution fee - Class D                                         4
Transfer agent                                                   336
Bookkeeping fee                                                   58
Trustees fee                                                      11
Custodian fee                                                      7
Audit fee                                                         28
Legal fee                                                         10
Registration fee                                                  67
Reports to shareholders                                           11
Other                                                             16
                                                             -------
                                                               1,544
Fees waived by the Adviser                                       (55)      1,489
                                                             -------     -------

    Net Investment Income                                                $ 6,313
                                                                         -------



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year ended
(in thousands)                                                   August 31
                                                        ------------------------

INCREASE (DECREASE) IN NET ASSETS                         1995          1994(a)
Operations:
 Net investment income                                  $  6,313       $   2,816
 Net realized loss                                                            (1)
                                                        ---------      ---------
 Net Increase from Operations                               6,313          2,815
Distributions:
 From net investment income - Class A                      (4,177)        (2,136)
 From net investment income - Class B                      (2,093)          (666)
 From net investment income - Class D                         (22)            (2)
                                                        ---------      ---------
                                                               21             11
                                                        ---------      ---------
 Fund Share Transactions:
 Receipts for shares sold - Class A                       528,856        284,222
 Value of distributions reinvested - Class A                3,257          1,633
 Cost of shares repurchased - Class A                    (546,152)      (233,441)
                                                        ---------      ---------
                                                          (14,039)        52,414
                                                        ---------      ---------
 Receipts for shares sold - Class B                       113,063        121,635
 Value of distributions reinvested - Class B                1,596            461
 Cost of shares repurchased - Class B                    (113,764)       (78,454)
                                                        ---------      ---------
                                                              895         43,642
                                                        ---------      ---------
 Receipts for shares sold - Class D                           124            517
 Value of distributions reinvested - Class D                   20              1
 Cost of shares repurchased - Class D                         (37)
                                                        ---------      ---------
                                                              107            518
                                                        ---------      ---------
 Net Increase (Decrease) from Fund Share Transactions     (13,037)        96,574
                                                        ---------      ---------
     Total Increase (Decrease)                            (13,016)        96,585
NET ASSETS
Beginning of period                                       152,168         55,583
                                                        ---------      ---------
End of period (including undistributed net
 investment income of $36 and $15, respectively)        $ 139,152      $ 152,168
                                                        ---------      ---------
NUMBER OF FUND SHARES
Sold - Class A                                            528,856        284,222
Issued for distributions reinvested - Class A               3,257          1,633
Repurchased - Class A                                    (546,152)      (233,441)
                                                        ---------      ---------
                                                          (14,039)        52,414
                                                        ---------      ---------
Sold - Class B                                            113,063        121,635
Issued for distributions reinvested - Class B               1,596            461
Repurchased - Class B                                    (113,764)       (78,454)
                                                        ---------      ---------
                                                              895         43,642
                                                        ---------      ---------
Sold - Class D                                                124            517
Issued for distributions reinvested - Class D                  21              1
Repurchased - Class D                                         (38)
                                                        ---------      ---------
                                                              107            518
                                                        ---------      ---------

(a)  Class D shares were initially offered on July 1, 1994.


See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1995

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Government Money Market Fund (the Fund), a series of Colonial Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class B shares, which are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge, will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: The Fund values its portfolio securities utilizing the amortized cost valuation method.

Security transactions are accounted for on the date the securities are purchased or sold.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D service and distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class D per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

OTHER: Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                 Notes to Financial Statements/August 31, 1995
--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund, and through October 16, 1994, furnished accounting and other services and office facilities for a monthly fee equal to 0.50% annually of the Fund's average net assets. The Adviser had voluntarily waived a portion of its management fee and the Fund paid a fee equal to 0.30% of its average net assets.

Effective October 17, 1994, and until further notice, the Adviser changed the monthly fee to 0.30% annually, of the Fund's average net assets and discontinued the voluntary waiver.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives a reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services Inc., (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the year ended August 31, 1995, the Distributor received contingent deferred sales charges (CDSC) of $638,693 and $167, on Class B and Class D share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of Class B and Class D net assets, as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

For the year ended August 31, 1995, the Fund's operating expenses did not exceed the 1.00% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                 Notes to Financial Statements/August 31, 1995
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended August 31, 1995, purchases and sales (including maturities) of short-term obligations (excluding repurchase agreements) were $531,016,644 and $554,380,000, respectively, all of which were U.S. government securities.

NOTE 4. RESULTS OF SPECIAL SHAREHOLDERS MEETING (unaudited)
--------------------------------------------------------------------------------
On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust, with respect to the Fund, and Colonial Management Associates, Inc. was approved and became effective upon the merger of The Colonial Group, Inc. with Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. The merger occurred on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 112,325,654 voted for the new Management Agreement, 2,099,269 voted against, 7,155,554 abstained, and 245,339 were broker non-votes.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                        Year ended August 31
                                                     -----------------------------------------------------------
                                                                1995                            1994
                                                     Class A   Class B   Class D     Class A   Class B   Class D  (b)
                                                     -------   -------   -------     -------   -------   -------
Net asset value - Beginning of period                $ 1.000   $ 1.000   $ 1.000     $ 1.000   $ 1.000   $ 1.000
                                                     -------   -------   -------     -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                              0.050     0.040     0.040       0.028     0.018     0.005
                                                     -------   -------   -------     -------   -------   -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.050)   (0.040)   (0.040)     (0.028)   (0.018)   (0.005)
                                                     -------   -------   -------     -------   -------   -------
Net asset value - End of period                      $ 1.000   $ 1.000   $ 1.000     $ 1.000   $ 1.000   $ 1.000
                                                     -------   -------   -------     -------   -------   -------
Total return (e)(f)                                    5.14%     4.08%     4.07%       2.85%     1.82%     0.45% (g)
                                                     -------   -------   -------     -------   -------   -------

RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.69%     1.69%     1.69%       0.73%     1.73%     1.73% (h)
Fees and expenses waived or borne by the adviser       0.04%     0.04%     0.04%       0.20%     0.20%     0.20% (h)
Net investment income                                  4.96%     3.96%     3.96%       3.01%     2.01%     2.01% (h)
Net assets at end of period (000)                     83,086   $55,441   $   625     $97,115   $54,535   $   518

(a) Net of fees and expenses waived or borne by
    the adviser which amounted to                      0.000   $ 0.000   $ 0.000     $ 0.002   $ 0.002   $ 0.002

(b) Class D shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(c) The Fund changed its fiscal year end from December 31 to August 31 in 1992.
(d) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


                                                     Year ended          Period ended           Year ended
                                                     August 31             August 31            December 31
                                                  -----------------   --------------------      -----------
                                                        1993                 1992 (c)               1991
                                                  Class A   Class B   Class A      Class B (d)    Class A
                                                  -------   -------   -------      -------        -------
Net asset value - Beginning of period             $ 1.000   $ 1.000   $ 1.000      $ 1.000        $ 1.000
                                                  -------   -------   -------      -------        -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                           0.023     0.013     0.022        0.004          0.053
                                                  -------   -------   -------      -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.023)   (0.013)   (0.022)      (0.004)        (0.053)
                                                  -------   -------   -------      -------        -------
Net asset value - End of period                   $ 1.000   $ 1.000   $ 1.000      $ 1.000        $ 1.000
                                                  -------   -------   -------      -------        -------
Total return (e)(f)                                 2.28%     1.27%     2.18% (g)    0.43% (g)      5.38%
                                                  -------   -------   -------      -------        -------

RATIOS TO AVERAGE NET ASSETS
Expenses                                            0.88%     1.88%     1.00% (h)    2.00% (h)      0.85%
Fees and expenses waived or borne by the adviser    0.20%     0.20%     0.38% (h)    0.38% (h)      0.20%
Net investment income                               2.26%     1.26%     3.23% (h)    2.23% (h)      5.32%
Net assets at end of period (000)                 $44,693   $10,890   $47,885      $14,096        $56,198

(a) Net of fees and expenses waived or borne by
    the adviser which amounted to                 $ 0.002   $ 0.002   $ 0.003      $ 0.001        $ 0.002


--------------------------------------------------------------------------------
State Tax Information (unaudited)
An average of 19% of the Fund's investments as of the end of each quarter were in direct obligations of the U.S. Treasury.

Approximately 23% of the Fund's distributions (18% of gross income) was derived from interest on direct investments in U.S. Treasury bonds, notes, and bills.
--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF COLONIAL TRUST II AND THE SHAREHOLDERS OF COLONIAL GOVERNMENT
  MONEY MARKET FUND

  In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Government Money Market Fund (a series of Colonial Trust II) at August 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Boston, Massachusetts
October 11, 1995

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Government Money Market Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Government Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Government Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

[LOGO]
COLONIAL
MUTUAL FUNDS

Earning Your Trust for
More Than 60 Years

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. MCNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                   COLONIAL INVESTMENT SERVICES, INC. (C)1995
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                                MM-02/305B-0895

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